ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER	ACCOUNTS PAYABLE AND OTHER

AS AT DEC. 31 (MILLIONS)	2024	2023
Accounts payable	$13,202	$13,470
Lease liabilities	9,801	8,882
Provisions	3,845	3,457
Other liabilities	28,654	33,084
Total	$55,502	$58,893
The current and non-current balances of accounts payable, provisions and other liabilities are as follows:

AS AT DEC. 31 (MILLIONS)	2024	2023
Current	$30,125	$33,414
Non-current	25,377	25,479
Total	$55,502	$58,893
Post-Employment Benefits
The company offers pension and other post-employment benefit plans to employees of certain of its subsidiaries. The company’s obligations under its defined benefit pension plans are determined periodically through the preparation of actuarial valuations. The benefit plans’ valuation change during the year was an increase of $118 million (2023 – decrease of $11 million). The discount rate used was 5% (2023 – 5%) with a rate of compensation of 2% (2023 – 2%), and an investment rate of 5% (2023 – 5%).

AS AT DEC. 31 (MILLIONS)	2024	2023
Plan assets	$1,300	$1,380
Less accrued benefit obligation:
Defined benefit pension plan	(1,384)	(1,583)
Other post-employment benefits	(100)	(131)
Net liability	(184)	(334)
Less: net actuarial (losses) gains and other	(6)	6
Accrued benefit liability	$(190)	$(328)